Shareholders’ Equity - Schedule of Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Stockholders' Equity Note [Abstract]
Fair value per option (in shares)	$ 3.37
Risk-free interest rate (%)	0.42%
Expected life (years)	6 years
Expected volatility (%)	35.70%
Annual dividend per share (in shares)	$ 1.00
Forfeiture rate (%)	0.00%